NOTES PAYABLE - RELATED PARTIES (Details) - USD ($)	May 31, 2024	May 31, 2023
Related Party Transaction [Line Items]
Total Notes Payable - Related Parties	$ 2,082,315	$ 2,090,772
Less: Current Portion	(2,082,315)	(2,090,772)
Long-Term Notes Payable	0	0
Company Law Firm [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Parties	2,073	2,073
OZ Corporation [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Parties	69,250	69,250
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Parties	10,992	19,449
Wife of CEO [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Parties	$ 2,000,000	$ 2,000,000